Inventories - Schedule of Inventory (Detail) - USD ($) $ in Thousands	Sep. 27, 2020	Dec. 29, 2019	Dec. 30, 2018
Inventory [Line Items]
Less: excess and obsolete inventory reserve		$ (189)	$ (199)
Inventories	$ 11,728	12,947	3,866
Eggs and Inventory in Transit
Inventory [Line Items]
Inventories		9,000	2,407
Inventories	6,205	8,811
Butter
Inventory [Line Items]
Inventories		646	323
Inventories	2,233	646
Packaging
Inventory [Line Items]
Inventories		1,949	636
Inventories	1,626	1,949
Ghee
Inventory [Line Items]
Inventories		792
Inventories	583	792
Other
Inventory [Line Items]
Inventories		749	$ 699
Inventories	832	$ 749
Egg Bites
Inventory [Line Items]
Inventories	$ 249